Debt and Interest Expense - Debt Activity Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument Line Items
Balance	$ 669,178	$ 474,000
Other and changes in debt discount or premium	4,100	(5,822)
Balance	1,168,278	669,178
Revolving Credit Facility [Member]
Debt Instrument Line Items
Borrowings	374,000	570,000
Repayments	(374,000)	(619,000)
Revolving Credit Facility [Member] | Swingline [Member]
Debt Instrument Line Items
Borrowings	20,000	30,000
Repayments	(20,000)	(30,000)
Senior Notes 4 Percent Due 2022 [Member]
Debt Instrument Line Items
Borrowings	670,000
Balance	673,617
Note Payable To Anadarko [Member]
Debt Instrument Line Items
Balance	175,000
Repayments	(175,000)
Wattenberg Term Loan [Member]
Debt Instrument Line Items
Repayments		(250,000)
Senior Notes 5 Point 375 Percent Due 2021 [Member]
Debt Instrument Line Items
Borrowings		500,000
Balance	$ 494,661	$ 494,178